April 28, 2008

DREYFUS PREMIER FIXED INCOME FUNDS
- DREYFUS PREMIER CORE BOND FUND
DREYFUS PREMIER MUNICIPAL BOND FUND
DREYFUS PREMIER NEW YORK AMT-FREE MUNICIPAL BOND FUND
DREYFUS PREMIER STATE MUNICIPAL BOND FUND
- CONNECTICUT SERIES
- MARYLAND SERIES
- MASSACHUSETTS SERIES
- MICHIGAN SERIES
- MINNESOTA SERIES
- NORTH CAROLINA SERIES
- OHIO SERIES
- PENNSYLVANIA SERIES
- VIRGINIA SERIES
DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
- GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
- GENERAL TREASURY PRIME MONEY MARKET FUND
GENERAL MONEY MARKET FUND, INC.
GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
- GENERAL MUNICIPAL MONEY MARKET FUND
GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.